Impairment Tests - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 0	$ 0